Note 8 Financial instruments level 3 sensitivity analysis (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets at fair value through other comprehensive income	€ (58,980)	€ (60,421)	€ (69,440)
Potential impact on consolidated income statement [Member] | Most favorable hypothesis [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	33	33
Non trading financial assets mandatorily at fair value through profit or loss	135	35
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	0	0
Financial assets level 3 total	168	68
Financial liabilities held for trading	7	3
Financial liabilities level 3 total	7	3
Potential impact on consolidated income statement [Member] | Most favorable hypothesis [Member] | Loans and receivables, category [member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	1	4
Non trading financial assets mandatorily at fair value through profit or loss	0	16
Potential impact on consolidated income statement [Member] | Most favorable hypothesis [Member] | Debt securities [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	0	24
Non trading financial assets mandatorily at fair value through profit or loss	17	10
Potential impact on consolidated income statement [Member] | Most favorable hypothesis [Member] | equity instruments [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	25	1
Non trading financial assets mandatorily at fair value through profit or loss	118	9
Potential impact on consolidated income statement [Member] | Most favorable hypothesis [Member] | Derivatives [member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	6	5
Potential impact on consolidated income statement [Member] | Least favorable hypothesis [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	(33)	(57)
Non trading financial assets mandatorily at fair value through profit or loss	(136)	(36)
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	0	0
Financial assets level 3 total	(169)	(93)
Financial liabilities held for trading	(7)	(3)
Financial liabilities level 3 total	(7)	(3)
Potential impact on consolidated income statement [Member] | Least favorable hypothesis [Member] | Loans and receivables, category [member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	(1)	(4)
Non trading financial assets mandatorily at fair value through profit or loss	0	(5)
Potential impact on consolidated income statement [Member] | Least favorable hypothesis [Member] | Debt securities [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	0	(24)
Non trading financial assets mandatorily at fair value through profit or loss	(19)	(10)
Potential impact on consolidated income statement [Member] | Least favorable hypothesis [Member] | equity instruments [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	(25)	(25)
Non trading financial assets mandatorily at fair value through profit or loss	(118)	(21)
Potential impact on consolidated income statement [Member] | Least favorable hypothesis [Member] | Derivatives [member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	(6)	(5)
Potential impact on other comprehensive income [Member] | Most favorable hypothesis [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	0	0
Non trading financial assets mandatorily at fair value through profit or loss	0	0
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	(25)	(41)
Financial assets level 3 total	25	41
Financial liabilities held for trading	0	0
Financial liabilities level 3 total	0	0
Potential impact on other comprehensive income [Member] | Most favorable hypothesis [Member] | Loans and receivables, category [member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	0	0
Non trading financial assets mandatorily at fair value through profit or loss	0	0
Potential impact on other comprehensive income [Member] | Most favorable hypothesis [Member] | Debt securities [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	0	0
Non trading financial assets mandatorily at fair value through profit or loss	0	0
Potential impact on other comprehensive income [Member] | Most favorable hypothesis [Member] | equity instruments [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	0	0
Non trading financial assets mandatorily at fair value through profit or loss	0	0
Potential impact on other comprehensive income [Member] | Most favorable hypothesis [Member] | Derivatives [member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	0	0
Potential impact on other comprehensive income [Member] | Least favorable hypothesis [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	0	0
Non trading financial assets mandatorily at fair value through profit or loss	0	0
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	(25)	(43)
Financial assets level 3 total	(25)	(43)
Financial liabilities held for trading	0	0
Financial liabilities level 3 total	0	0
Potential impact on other comprehensive income [Member] | Least favorable hypothesis [Member] | Loans and receivables, category [member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	0	0
Non trading financial assets mandatorily at fair value through profit or loss	0	0
Potential impact on other comprehensive income [Member] | Least favorable hypothesis [Member] | Debt securities [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	0	0
Non trading financial assets mandatorily at fair value through profit or loss	0	0
Potential impact on other comprehensive income [Member] | Least favorable hypothesis [Member] | equity instruments [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	0	0
Non trading financial assets mandatorily at fair value through profit or loss	0	0
Potential impact on other comprehensive income [Member] | Least favorable hypothesis [Member] | Derivatives [member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	€ 0	€ 0